OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	OTHER CURRENT ASSETS
Other current assets includes the following:

(in thousands of $)	June 30,	December 31,
	2026	2025
Trade accounts receivable, net	—	392
Accrued income	29,606	26,113
Prepaid expenses	8,010	5,929
Other receivables	12,489	13,800
Total other current assets	50,105	46,234

Trade accounts receivable are presented net of allowances for doubtful accounts. The Company recorded allowances for doubtful debts of $0.0 million as of June 30, 2026 (December 31, 2025: $0.0 million).